Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

15. SUBSEQUENT EVENTS

The Company has assessed all events from June 30, 2026 through November 12, 2026, the date the unaudited condensed consolidated financial statements were available to be issued, except as disclosed below, there were no material subsequent events that require disclosure in these unaudited condensed consolidated financial statements.

On July 6, 2026, Jilin Zhengye entered into a loan agreement with Industrial Bank Jilin Branch, pursuant to which Jilin Zhengye obtained a loan in the amount of RMB3,300 (US$486) with a term from July 7, 2026 to July 6, 2029, at a fixed interest rate of 4.10%.

On August 7, 2026, Jilin Zhengye entered into a loan agreement with China Minsheng Bank Jilin Branch, pursuant to which Jilin Zhengye obtained a loan in the amount of RMB4,990 (US$735) with a term from August 7, 2026 to August 7, 2027, at a fixed interest rate of 3.50%.

On July 7, 2026, Jilin Zhengye followed the loan agreement and repaid RMB4,990 (US$735) to China Minsheng Bank Jilin Branch with a fixed interest rate of 3.85%.

On September 21, 2026, Jilin Zhengye followed the loan agreement and repaid RMB100 (US$15) to Industrial Bank Jilin Branch with a fixed interest rate of 4.00%.

On November 6, 2026, Jilin Zhengye repaid RMB10,568 (US$1,558) to Industrial Bank Hong Kong Branch with a fixed interest rate of 2.89%.